Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Carrying value	$ 10,232,895	$ 149,333
Capital leases accumulated depreciation	8,293,722	43,079
Depreciation expenses	1,438,310	1,521,234	$ 1,365,945
Revenue equipment	1,047,024	1,077,794
Accumulated depreciation	896,879	1,018,480
Proceeds of resulting	175,215	77,075
Disposal gain	$ 25,070	$ 17,761